JPMorgan Carbon Transition U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Aerospace & Defense — 0.0% ^
Hexcel Corp.	20	1,328
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	29	2,439
Expeditors International of Washington, Inc.	29	3,663
United Parcel Service, Inc., Class B	20	2,838
		8,940
Automobile Components — 0.1%
Aptiv plc *	63	5,124
Gentex Corp.	31	1,027
		6,151
Automobiles — 1.4%
Tesla, Inc. *	363	67,986
Banks — 1.5%
Bank of America Corp.	1,178	40,064
Citigroup, Inc.	416	23,367
Wells Fargo & Co.	197	9,885
		73,316
Beverages — 1.4%
Brown-Forman Corp., Class B	53	2,910
Constellation Brands, Inc., Class A	35	8,578
Keurig Dr Pepper, Inc.	209	6,571
Monster Beverage Corp. *	163	8,968
PepsiCo, Inc.	236	39,773
		66,800
Biotechnology — 2.9%
AbbVie, Inc.	266	43,730
Alnylam Pharmaceuticals, Inc. *	26	4,496
Amgen, Inc.	51	16,027
Gilead Sciences, Inc.	273	21,365
Incyte Corp. *	45	2,645
Ionis Pharmaceuticals, Inc. *	33	1,696
Moderna, Inc. *	77	7,781
Natera, Inc. *	23	1,517
Regeneron Pharmaceuticals, Inc. *	23	21,684
Vertex Pharmaceuticals, Inc. *	56	24,269
		145,210
Broadline Retail — 3.1%
Amazon.com, Inc. *	935	145,112
eBay, Inc.	120	4,929
Etsy, Inc. *	27	1,797
		151,838
Building Products — 0.5%
Carrier Global Corp.	97	5,307
Hayward Holdings, Inc. *	28	351

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Lennox International, Inc.	6	2,569
Masco Corp.	53	3,566
Trane Technologies plc	50	12,602
		24,395
Capital Markets — 4.7%
Ares Management Corp.	33	4,009
Bank of New York Mellon Corp. (The)	160	8,874
BlackRock, Inc.	30	23,229
Blackstone, Inc.	26	3,236
Carlyle Group, Inc. (The)	35	1,401
Cboe Global Markets, Inc.	23	4,228
Charles Schwab Corp. (The)	326	20,512
CME Group, Inc.	80	16,467
FactSet Research Systems, Inc.	8	3,807
Goldman Sachs Group, Inc. (The)	70	26,881
Intercontinental Exchange, Inc.	25	3,183
Invesco Ltd.	77	1,219
Jefferies Financial Group, Inc.	42	1,712
KKR & Co., Inc.	146	12,641
Lazard, Inc.	11	429
LPL Financial Holdings, Inc.	18	4,305
MarketAxess Holdings, Inc.	9	2,030
Moody's Corp.	34	13,329
Morgan Stanley	265	23,119
Morningstar, Inc.	7	1,955
MSCI, Inc.	16	9,578
Nasdaq, Inc.	75	4,333
Raymond James Financial, Inc.	41	4,517
Robinhood Markets, Inc., Class A *	146	1,568
S&P Global, Inc.	68	30,488
Tradeweb Markets, Inc., Class A	29	2,766
XP, Inc., Class A (Brazil)	78	1,917
		231,733
Chemicals — 1.3%
Albemarle Corp.	23	2,639
Ashland, Inc.	7	655
Celanese Corp.	22	3,218
Ecolab, Inc.	57	11,299
Element Solutions, Inc.	53	1,178
FMC Corp.	29	1,630
Huntsman Corp.	42	1,031
International Flavors & Fragrances, Inc.	54	4,357
Linde plc	88	35,625
Mosaic Co. (The)	29	891
Scotts Miracle-Gro Co. (The)	9	506
		63,029

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 1.1%
Cintas Corp.	19	11,487
Clean Harbors, Inc. *	11	1,847
Copart, Inc. *	189	9,079
MSA Safety, Inc.	6	990
RB Global, Inc. (Canada)	45	2,879
Republic Services, Inc.	47	8,043
Stericycle, Inc. *	23	1,104
Tetra Tech, Inc.	11	1,740
Waste Management, Inc.	90	16,707
		53,876
Communications Equipment — 1.4%
Arista Networks, Inc. *	56	14,486
Ciena Corp. *	38	2,014
Cisco Systems, Inc.	735	36,882
F5, Inc. *	13	2,388
Motorola Solutions, Inc.	37	11,822
Viasat, Inc. *	23	511
		68,103
Construction & Engineering — 0.1%
AECOM	26	2,293
MasTec, Inc. *	11	722
		3,015
Consumer Finance — 1.0%
Ally Financial, Inc.	59	2,164
American Express Co.	128	25,695
Capital One Financial Corp.	82	11,096
Discover Financial Services	55	5,804
SLM Corp.	46	915
Synchrony Financial	97	3,770
		49,444
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	34	23,626
Walmart, Inc.	98	16,194
		39,820
Containers & Packaging — 0.1%
Avery Dennison Corp.	17	3,391
Diversified REITs — 0.1%
WP Carey, Inc.	44	2,726
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	253	4,476
Iridium Communications, Inc.	29	1,051
Verizon Communications, Inc.	223	9,444
		14,971

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 1.0%
Avangrid, Inc.	23	699
Edison International	80	5,398
Eversource Energy	73	3,958
Exelon Corp.	225	7,832
NextEra Energy, Inc.	446	26,149
PG&E Corp.	442	7,457
		51,493
Electrical Equipment — 1.0%
AMETEK, Inc.	53	8,589
Eaton Corp. plc	63	15,503
Emerson Electric Co.	129	11,833
Generac Holdings, Inc. *	10	1,137
Hubbell, Inc.	12	4,027
Plug Power, Inc. *	149	663
Rockwell Automation, Inc.	26	6,585
Sunrun, Inc. *	51	738
		49,075
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	29	6,575
Cognex Corp.	36	1,301
Keysight Technologies, Inc. *	39	5,977
Teledyne Technologies, Inc. *	11	4,603
Trimble, Inc. *	55	2,797
Vontier Corp.	39	1,349
Zebra Technologies Corp., Class A *	12	2,875
		25,477
Energy Equipment & Services — 0.5%
Halliburton Co.	245	8,734
Schlumberger NV	314	15,292
		24,026
Entertainment — 2.0%
Electronic Arts, Inc.	60	8,255
Liberty Media Corp-Liberty Formula One, Class C *	45	3,026
Netflix, Inc. *	78	44,001
Spotify Technology SA *	33	7,107
Take-Two Interactive Software, Inc. *	37	6,102
Walt Disney Co. (The)	326	31,312
		99,803
Financial Services — 4.9%
Affirm Holdings, Inc. *	49	1,985
Apollo Global Management, Inc.	98	9,839
Berkshire Hathaway, Inc., Class B *	119	45,665
Block, Inc. *	118	7,671
Fidelity National Information Services, Inc.	136	8,467
Fiserv, Inc. *	130	18,443

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Global Payments, Inc.	56	7,461
Jack Henry & Associates, Inc.	18	2,985
Mastercard, Inc., Class A	125	56,154
PayPal Holdings, Inc. *	239	14,663
Toast, Inc., Class A *	80	1,421
Visa, Inc., Class A	230	62,850
Voya Financial, Inc.	26	1,882
Western Union Co. (The)	91	1,144
WEX, Inc. *	10	2,044
		242,674
Food Products — 1.0%
Freshpet, Inc. *	14	1,205
General Mills, Inc.	133	8,633
Hershey Co. (The)	31	6,000
Kraft Heinz Co. (The)	157	5,829
McCormick & Co., Inc. (Non-Voting)	59	4,022
Mondelez International, Inc., Class A	304	22,882
		48,571
Gas Utilities — 0.1%
Atmos Energy Corp.	35	3,988
National Fuel Gas Co.	6	283
UGI Corp.	50	1,107
		5,378
Ground Transportation — 0.7%
Landstar System, Inc.	8	1,534
Lyft, Inc., Class A *	71	887
Uber Technologies, Inc. *	428	27,935
Union Pacific Corp.	26	6,342
		36,698
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	106	11,994
Boston Scientific Corp. *	316	19,990
Dexcom, Inc. *	82	9,951
Edwards Lifesciences Corp. *	134	10,515
Hologic, Inc. *	53	3,945
IDEXX Laboratories, Inc. *	18	9,271
Insulet Corp. *	16	3,054
Intuitive Surgical, Inc. *	78	29,501
Medtronic plc	33	2,889
ResMed, Inc.	34	6,467
Stryker Corp.	8	2,684
		110,261
Health Care Providers & Services — 3.3%
Cencora, Inc.	37	8,609
Cigna Group (The)	65	19,562

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
CVS Health Corp.	282	20,972
Elevance Health, Inc.	50	24,672
Humana, Inc.	27	10,208
McKesson Corp.	29	14,497
Premier, Inc., Class A	29	627
UnitedHealth Group, Inc.	125	63,967
		163,114
Health Care REITs — 0.0% ^
Medical Properties Trust, Inc.	140	434
Omega Healthcare Investors, Inc.	56	1,624
		2,058
Health Care Technology — 0.1%
Certara, Inc. *	25	404
Veeva Systems, Inc., Class A *	32	6,637
		7,041
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A *	89	12,828
Booking Holdings, Inc. *	8	28,060
Chipotle Mexican Grill, Inc. *	6	14,453
Expedia Group, Inc. *	29	4,301
McDonald's Corp.	129	37,761
Starbucks Corp.	32	2,977
Wendy's Co. (The)	42	801
Yum! Brands, Inc.	63	8,158
		109,339
Household Durables — 0.3%
DR Horton, Inc.	68	9,718
PulteGroup, Inc.	43	4,496
		14,214
Household Products — 1.6%
Church & Dwight Co., Inc.	53	5,292
Clorox Co. (The)	28	4,067
Colgate-Palmolive Co.	183	15,409
Procter & Gamble Co. (The)	352	55,313
		80,081
Independent Power and Renewable Electricity Producers — 0.0% ^
Brookfield Renewable Corp.	28	782
Industrial REITs — 0.6%
Prologis, Inc.	204	25,845
Rexford Industrial Realty, Inc.	50	2,629
STAG Industrial, Inc.	40	1,478
		29,952
Insurance — 2.6%
Aflac, Inc.	132	11,133

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Allstate Corp. (The)	60	9,315
American International Group, Inc.	161	11,191
Aon plc, Class A	45	13,429
Arch Capital Group Ltd. *	79	6,512
Assured Guaranty Ltd.	17	1,379
Chubb Ltd.	88	21,560
Everest Group Ltd.	9	3,465
Globe Life, Inc.	19	2,334
Marsh & McLennan Cos., Inc.	8	1,551
MetLife, Inc.	135	9,358
Primerica, Inc.	8	1,873
Principal Financial Group, Inc.	50	3,955
Progressive Corp. (The)	9	1,604
Prudential Financial, Inc.	80	8,395
Reinsurance Group of America, Inc.	15	2,608
RenaissanceRe Holdings Ltd. (Bermuda)	13	2,975
Travelers Cos., Inc. (The)	48	10,145
Unum Group	35	1,692
WR Berkley Corp.	46	3,767
		128,241
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A *	1,149	160,975
Match Group, Inc. *	65	2,495
Meta Platforms, Inc., Class A *	215	83,880
Pinterest, Inc., Class A *	127	4,758
ZoomInfo Technologies, Inc. *	69	1,107
		253,215
IT Services — 1.6%
Accenture plc, Class A	110	40,027
Cloudflare, Inc., Class A *	59	4,664
EPAM Systems, Inc. *	12	3,337
Gartner, Inc. *	17	7,776
Globant SA *	7	1,651
International Business Machines Corp.	43	7,897
MongoDB, Inc. *	15	6,008
Okta, Inc. *	32	2,645
Twilio, Inc., Class A *	41	2,884
		76,889
Leisure Products — 0.1%
Hasbro, Inc.	33	1,615
Peloton Interactive, Inc., Class A *	71	395
YETI Holdings, Inc. *	25	1,099
		3,109
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	67	8,717
Bio-Techne Corp.	34	2,391

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Danaher Corp.	79	18,953
ICON plc *	18	4,696
Illumina, Inc. *	37	5,291
IQVIA Holdings, Inc. *	41	8,537
Maravai LifeSciences Holdings, Inc., Class A *	24	139
Mettler-Toledo International, Inc. *	5	5,986
Thermo Fisher Scientific, Inc.	24	12,936
Waters Corp. *	13	4,130
		71,776
Machinery — 3.0%
Caterpillar, Inc.	110	33,034
CNH Industrial NV	214	2,568
Deere & Co.	59	23,221
Dover Corp.	28	4,194
Fortive Corp.	76	5,942
Graco, Inc.	39	3,327
IDEX Corp.	17	3,595
Illinois Tool Works, Inc.	68	17,741
Ingersoll Rand, Inc.	94	7,507
Nordson Corp.	14	3,524
Otis Worldwide Corp.	92	8,136
PACCAR, Inc. *	115	11,545
Parker-Hannifin Corp.	28	13,006
Snap-on, Inc.	11	3,189
Xylem, Inc.	49	5,510
		146,039
Media — 0.9%
Comcast Corp., Class A	656	30,530
Fox Corp., Class A	83	2,681
Interpublic Group of Cos., Inc. (The)	87	2,870
Liberty Media Corp-Liberty SiriusXM *	55	1,670
Omnicom Group, Inc.	47	4,248
Sirius XM Holdings, Inc.	146	743
		42,742
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	317	12,582
Newmont Corp.	120	4,141
Royal Gold, Inc.	13	1,487
SSR Mining, Inc. (Canada)	76	717
		18,927
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	136	1,289
Annaly Capital Management, Inc.	107	2,054
		3,343

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	143	3,996
Consolidated Edison, Inc.	79	7,181
Public Service Enterprise Group, Inc.	114	6,611
Sempra	140	10,018
		27,806
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp. *	79	1,765
Chevron Corp.	125	18,429
ConocoPhillips	254	28,415
Diamondback Energy, Inc.	39	5,996
EOG Resources, Inc.	102	11,607
Exxon Mobil Corp.	583	59,938
Hess Corp.	59	8,291
New Fortress Energy, Inc.	14	465
ONEOK, Inc.	74	5,050
Targa Resources Corp.	44	3,738
Williams Cos., Inc. (The)	271	9,393
		153,087
Personal Care Products — 0.2%
Coty, Inc., Class A *	85	1,027
Estee Lauder Cos., Inc. (The), Class A	53	6,995
		8,022
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	41	2,004
Eli Lilly & Co.	117	75,536
Johnson & Johnson	252	40,043
Merck & Co., Inc.	190	22,948
Pfizer, Inc.	305	8,259
		148,790
Professional Services — 1.4%
Automatic Data Processing, Inc.	93	22,857
Booz Allen Hamilton Holding Corp.	28	3,942
Ceridian HCM Holding, Inc. *	32	2,225
Clarivate plc *	107	957
Dun & Bradstreet Holdings, Inc.	69	800
Equifax, Inc.	26	6,353
FTI Consulting, Inc. *	8	1,533
Genpact Ltd.	42	1,508
ManpowerGroup, Inc.	11	815
Paychex, Inc.	73	8,886
Paycom Software, Inc.	11	2,093
Paylocity Holding Corp. *	9	1,426
Robert Half, Inc.	26	2,068
Science Applications International Corp.	9	1,149

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
TransUnion	44	3,044
Verisk Analytics, Inc.	33	7,970
		67,626
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	57	4,920
CoStar Group, Inc. *	89	7,430
Zillow Group, Inc., Class C *	48	2,728
		15,078
Residential REITs — 0.3%
American Homes 4 Rent, Class A	70	2,454
AvalonBay Communities, Inc.	33	5,907
Equity LifeStyle Properties, Inc.	39	2,640
Essex Property Trust, Inc.	15	3,499
UDR, Inc.	71	2,557
		17,057
Retail REITs — 0.6%
Brixmor Property Group, Inc.	67	1,503
Federal Realty Investment Trust	21	2,136
Kimco Realty Corp.	133	2,687
NNN REIT, Inc.	40	1,614
Realty Income Corp.	186	10,116
Regency Centers Corp.	43	2,695
Simon Property Group, Inc.	70	9,703
		30,454
Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc. *	293	49,133
Analog Devices, Inc.	5	962
Applied Materials, Inc.	180	29,574
Broadcom, Inc.	39	46,020
Enphase Energy, Inc. *	39	4,061
First Solar, Inc. *	23	3,365
Intel Corp.	245	10,555
KLA Corp.	28	16,633
Lam Research Corp.	2	1,650
Lattice Semiconductor Corp. *	30	1,826
Marvell Technology, Inc.	189	12,795
MKS Instruments, Inc.	14	1,490
NVIDIA Corp.	293	180,274
QUALCOMM, Inc.	52	7,723
Texas Instruments, Inc.	41	6,565
Universal Display Corp.	8	1,358
		373,984
Software — 12.7%
Adobe, Inc. *	74	45,716
ANSYS, Inc. *	20	6,557

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Atlassian Corp., Class A *	34	8,492
Autodesk, Inc. *	48	12,183
Bentley Systems, Inc., Class B	44	2,218
Cadence Design Systems, Inc. *	61	17,596
Confluent, Inc., Class A *	38	850
Datadog, Inc., Class A *	60	7,466
Dolby Laboratories, Inc., Class A	8	665
Dynatrace, Inc. *	19	1,083
Fortinet, Inc. *	149	9,609
Gen Digital, Inc.	119	2,794
Guidewire Software, Inc. *	14	1,563
HubSpot, Inc. *	10	6,110
Intuit, Inc.	54	34,092
Microsoft Corp.	798	317,269
Oracle Corp.	89	9,941
Palantir Technologies, Inc., Class A *	413	6,645
Palo Alto Networks, Inc. *	68	23,019
PTC, Inc. *	25	4,516
Roper Technologies, Inc.	24	12,888
Salesforce, Inc. *	68	19,114
ServiceNow, Inc. *	42	32,147
Splunk, Inc. *	36	5,521
Synopsys, Inc. *	34	18,134
Tyler Technologies, Inc. *	9	3,805
Unity Software, Inc. *	65	2,106
Workday, Inc., Class A *	40	11,643
		623,742
Specialized REITs — 0.7%
American Tower Corp.	8	1,565
Crown Castle, Inc.	98	10,609
CubeSmart	52	2,247
Extra Space Storage, Inc.	34	4,911
Public Storage	34	9,628
Rayonier, Inc.	31	939
SBA Communications Corp.	25	5,597
		35,496
Specialty Retail — 1.8%
Bath & Body Works, Inc.	50	2,133
CarMax, Inc. *	31	2,206
Floor & Decor Holdings, Inc., Class A *	26	2,614
Home Depot, Inc. (The)	154	54,356
Lithia Motors, Inc., Class A	5	1,474
Lowe's Cos., Inc.	19	4,044
Penske Automotive Group, Inc.	5	742
Ross Stores, Inc.	24	3,367
TJX Cos., Inc. (The)	22	2,088
Tractor Supply Co.	23	5,166

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Ulta Beauty, Inc. *	11	5,522
Valvoline, Inc. *	34	1,241
Wayfair, Inc., Class A *	19	955
Williams-Sonoma, Inc.	15	2,901
		88,809
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	1,701	313,665
Pure Storage, Inc., Class A *	62	2,479
		316,144
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	29	1,413
Columbia Sportswear Co.	10	793
Crocs, Inc. *	13	1,319
Deckers Outdoor Corp. *	5	3,769
Lululemon Athletica, Inc. *	25	11,346
NIKE, Inc., Class B	251	25,484
Ralph Lauren Corp.	11	1,580
Tapestry, Inc.	54	2,095
VF Corp.	83	1,366
		49,165
Trading Companies & Distributors — 0.6%
Air Lease Corp.	26	1,087
Ferguson plc	45	8,454
United Rentals, Inc.	15	9,381
WESCO International, Inc.	10	1,735
WW Grainger, Inc.	10	8,956
		29,613
Water Utilities — 0.2%
American Water Works Co., Inc.	46	5,705
Essential Utilities, Inc.	52	1,865
		7,570
Total Common Stocks (Cost $4,464,207)		4,912,833
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b) (Cost $9,002)	9,002	9,002
Total Investments — 100.0% (Cost $4,473,209)		4,921,835
Other Assets Less Liabilities — 0.0% ^		2,314
NET ASSETS — 100.0%		4,924,149

Percentages indicated are based on net assets.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,921,835	$—	$—	$4,921,835

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$10,503	$84,478	$85,979	$—	$—	$9,002	9,002	$232	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.